Comprehensive Income (Loss) (Components Of Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Other Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), Before Tax	$ (51)	$ 24	$ (96)
Other comprehensive income (loss), Income Tax	6	(8)	17
Total Other Comprehensive Income (Loss), Net of Taxes	(45)	16	(79)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(31)	16	4
Other Comprehensive Income (Loss), before Reclassifications, Tax	12	(6)	(6)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(19)	10	(2)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Cost of Sales [Member]
Other Comprehensive Income Loss [Line Items]
Reclassification from Accumulated Other Comprehensive Income, before Tax	5	16	(25)
Reclassification from Accumulated Other Comprehensive Income, Tax	(2)	(7)	10
Reclassification from Accumulated Other Comprehensive Income, Net of Tax	3	9	(15)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Other Income Expense [Member]
Other Comprehensive Income Loss [Line Items]
Reclassification from Accumulated Other Comprehensive Income, before Tax	4	(4)	0
Reclassification from Accumulated Other Comprehensive Income, Tax	(2)	2	0
Reclassification from Accumulated Other Comprehensive Income, Net of Tax	2	(2)	0
Investments [Member]
Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(4)	0	(12)
Other Comprehensive Income (Loss), before Reclassifications, Tax	2	0	4
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(2)	0	(8)
Investments [Member] | Other Income Expense [Member]
Other Comprehensive Income Loss [Line Items]
Reclassification from Accumulated Other Comprehensive Income, before Tax	(1)	0	0
Reclassification from Accumulated Other Comprehensive Income, Tax	0	0	0
Reclassification from Accumulated Other Comprehensive Income, Net of Tax	(1)	0	0
Currency Translation [Member]
Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(20)	2	(42)
Other Comprehensive Income (Loss), before Reclassifications, Tax	3	1	1
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(17)	3	(41)
Currency Translation [Member] | Other Income Expense [Member]
Other Comprehensive Income Loss [Line Items]
Reclassification from Accumulated Other Comprehensive Income, before Tax	(19)	0	0
Reclassification from Accumulated Other Comprehensive Income, Tax	(1)	0	0
Reclassification from Accumulated Other Comprehensive Income, Net of Tax	(20)	0	0
Accumulated Defined Benefit Plans Adjustment [Member]
Other Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), Before Tax	15	(6)	(21)
Other comprehensive income (loss), Income Tax	(6)	2	8
Total Other Comprehensive Income (Loss), Net of Taxes	$ 9	$ (4)	$ (13)